Other Comprehensive Income (Loss) (Schedule Of Other Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Shareholders' Equity (Schedule Of Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments arising during period, Before-tax Amount	¥ 38,518	¥ (13,386)	¥ (26,930)
Reclassification adjustment for losses realized in net income, Before-tax Amount	280
Foreign currency translation adjustments arising during period, Before-tax Amount	38,798	(13,386)	(26,930)
Unrealized gains (losses) on securities arising during period, Before-tax Amount	24,841	1,886	(5,536)
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	331	2,043	(3,087)
Unrealized gains (losses) on securities, Before-tax Amount	25,172	3,929	(8,623)
Unrealized gains (losses) on derivatives arising during period, Before-tax Amount	(544)	101	(662)
Reclassification adjustments for losses realized in net income, Before-tax Amount	803	771	1,888
Unrealized gains on derivatives, Before-tax Amount	259	872	1,226
Pension liability adjustments arising during period, Before-tax Amount	4,317	(12,529)	(4,602)
Reclassification adjustment for losses (gains) realized in net income, Before-tax Amount	5,369	(115)	(336)
Net recognized in other comprehensive income (loss), before tax	9,686	(12,644)	(4,938)
Other comprehensive income (loss), Before-tax Amount	73,915	(21,229)	(39,265)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	(584)	27	548
Reclassification adjustment for losses realized in net income, Tax Benefit (Expense)
Foreign currency translation adjustments arising during period, Tax Benefit (Expense)	(584)	27	548
Unrealized gains (losses) on securities arising during period, Tax Benefit (Expense)	(8,854)	18	2,245
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(118)	(727)	1,253
Unrealized gains (losses) on securities, Tax Benefit (Expense)	(8,972)	(709)	3,498
Unrealized gains (losses) on derivatives arising during period, Tax Benefit (Expense)	134	(39)	228
Reclassification adjustments for losses realized in net income, Tax Benefit (Expense)	(198)	(295)	(650)
Unrealized gains on derivatives, Tax Benefit (Expense)	(64)	(334)	(422)
Pension liability adjustments arising during period, Tax Benefit (Expense)	(1,763)	4,242	1,722
Reclassification adjustment for losses (gains) realized in net income, Tax Benefit (Expense)	(1,911)	41	136
Pension liability adjustments, Tax Benefit (Expense)	(3,674)	4,283	1,858
Other comprehensive income (loss), Tax Benefit (Expense)	(13,294)	3,267	5,482
Foreign currency translation adjustments arising during period, Net-of-tax Amount	37,934	(13,359)	(26,382)
Reclassification adjustment for losses realized in net income, Net-of-tax Amount	280
Foreign currency translation adjustments arising during period, Net-of-tax Amount	38,214	(13,359)	(26,382)
Unrealized gains (losses) on securities arising during period, Net-of-tax Amount	15,987	1,904	(3,291)
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	213	1,316	(1,834)
Unrealized gains (losses) on securities, Net-of-tax Amount	16,200	3,220	(5,125)
Unrealized gains (losses) on derivatives arising during period, Net-of-tax Amount	(410)	62	(434)
Reclassification adjustments for losses realized in net income, Net-of-tax Amount	605	476	1,238
Unrealized gains on derivatives, Net-of-tax Amount	195	538	804
Pension liability adjustments arising during period, Net-of-tax Amount	2,554	(8,287)	(2,880)
Reclassification adjustment for losses (gains) realized in net income, Net-of-tax Amount	3,458	(74)	(200)
Pension liability adjustments, Net-of-tax Amount	6,012	(8,361)	(3,080)
Other comprehensive income (loss), Net-of-tax Amount	¥ 60,621	¥ (17,962)	¥ (33,783)